Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments.
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$19,221	$255	$(1)	$19,475	$0
States, municipalities and political subdivisions	42,745	3,043	0	45,788	0
Foreign governments	19,061	2,763	0	21,824	0
Asset-backed	684	50	0	734	0
Commercial mortgage-backed	3,794	102	0	3,896	0
Residential mortgage-backed	65,090	6,948	(12)	72,026	2,386
Corporate	2,099,296	418,393	(2,744)	2,514,945	13,455
Total fixed maturity securities	$2,249,891	$431,554	$(2,757)	$2,678,688	$15,841
Equity securities:
Common stocks	$92	$322	$0	$414	$0
Non-redeemable preferred stocks	122,255	13,350	(273)	135,332	0
Total equity securities	$122,347	$13,672	$(273)	$135,746	$0

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$22,562	$269	$0	$22,831	$0
States, municipalities and political subdivisions	46,457	2,284	(197)	48,544	0
Foreign governments	22,381	2,072	0	24,453	0
Asset-backed	789	62	0	851	0
Commercial mortgage-backed	5,223	314	0	5,537	0
Residential mortgage-backed	72,219	5,878	(355)	77,742	2,482
Corporate	2,146,023	269,657	(3,154)	2,412,526	10,988
Total fixed maturity securities	$2,315,654	$280,536	$(3,706)	$2,592,484	$13,470
Equity securities:
Common stocks	$92	$326	$0	$418	$0
Non-redeemable preferred stocks	94,375	7,559	(2,086)	99,848	0
Total equity securities	$94,467	$7,885	$(2,086)	$100,266	$0

(a)

Represents the amount of OTTI recognized in accumulated other comprehensive income (“AOCI”). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2014 by contractual maturity are shown below.

	Cost or Amortized Cost	Fair Value

Due in one year or less	$42,655	$43,046
Due after one year through five years	347,499	379,562
Due after five years through ten years	382,654	412,697
Due after ten years	1,407,515	1,766,727
Total	2,180,323	2,602,032
Asset-backed	684	734
Commercial mortgage-backed	3,794	3,896
Residential mortgage-backed	65,090	72,026
Total	$2,249,891	$2,678,688

Schedule of major categories of net investment income

	Years Ended December 31,
	2014	2013	2012

Fixed maturity securities	$136,005	$143,493	$152,637
Equity securities	6,932	5,984	5,676
Commercial mortgage loans on real estate	33,403	36,336	39,767
Policy loans	778	802	789
Short-term investments	9	22	57
Other investments	10,617	3,580	6,314
Cash and cash equivalents	4	1	0
Total investment income	187,748	190,218	205,240
Investment expenses	(7,014)	(7,258)	(6,512)
Net investment income	$180,734	$182,960	$198,728

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2014	2013	2012
Proceeds from sales	$294,502	$438,984	$320,471
Gross realized gains	16,833	23,898	11,995
Gross realized losses	1,083	11,173	4,046

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2014	2013	2012
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$16,820	$4,554	$10,496
Equity securities	(328)	8,793	(2,203)
Commercial mortgage loans on real estate	32	1,599	1,734
Short-term investments	0	0	(1)
Other investments	(159)	(1,457)	0
Total net realized gains related to sales and other	16,365	13,489	10,026
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(24)	(1,865)	(14)
Equity securities	0	0	(39)
Total net realized losses related to other-than-temporary impairments	(24)	(1,865)	(53)
Total net realized gains	$16,341	$11,624	$9,973

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years ended December 31,
	2014	2013	2012
Balance, beginning of year	$14,164	$26,970	$29,374
Additions for credit loss impairments recognized in the current period on securities previously impaired	24	87	14
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(461)	(123)	(403)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(260)	(12,770)	(2,015)
Balance, end of year	$13,467	$14,164	$26,970

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
United States Government and government agencies and authorities	$1,889	$(1)	$0	$0	$1,889	$(1)
Residential mortgage-backed	0	0	526	(12)	526	(12)
Corporate	98,644	(2,327)	5,295	(417)	103,939	(2,744)
Total fixed maturity securities	$100,533	$(2,328)	$5,821	$(429)	$106,354	$(2,757)
Equity securities:
Non-redeemable preferred stocks	$1,417	$(14)	$4,454	$(259)	$5,871	$(273)

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$7,278	$(197)	$0	$0	$7,278	$(197)
Residential mortgage-backed	25,457	(331)	520	(24)	25,977	(355)
Corporate	160,115	(3,078)	4,343	(76)	164,458	(3,154)
Total fixed maturity securities	$192,850	$(3,606)	$4,863	$(100)	$197,713	$(3,706)
Equity securities:
Non-redeemable preferred stocks	$38,711	$(1,970)	$3,524	$(116)	$42,235	$(2,086)

Schedule of cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2014, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$27,058	$26,666
Due after five years through ten years	40,342	39,773
Due after ten years	41,173	39,389
Total	108,573	105,828
Residential mortgage-backed	538	526
Total	$109,111	$106,354

Summary of loan-to-value and average debt-service coverage ratios

	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage ratio
70% and less	$447,941	89.4%	1.99
71 – 80%	40,651	8.1%	1.28
81 – 95%	6,155	1.2%	0.99
Greater than 95%	6,531	1.3%	0.43
Gross commercial mortgage loans	501,278	100.0%	1.90
Less valuation allowance	(1,464)
Net commercial mortgage loans	$499,814

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage ratio
70% and less	$497,411	88.2%	2.08
71 – 80%	41,943	7.4%	1.60
81 – 95%	18,687	3.3%	1.35
Greater than 95%	6,374	1.1%	0.85
Gross commercial mortgage loans	564,415	100.0%	2.01
Less valuation allowance	(2,047)
Net commercial mortgage loans	$562,368